Equity - Summary of Prefered Share Rights and Privileges (Detail)	12 Months Ended
Oct. 31, 2025 $ / shares
Disclosure of classes of share capital [line items]
Convertible to	In such an event, each preferred share or other equity instrument is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted-average trading price of our common shares on the TSX.
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Redemption amount	$ 25
Reset premium	2.68%
Date redeemable / convertible	November 25, 2028
Convertible to	Class B – Series 45
Class B Series 44 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Non-cumulative dividend	$ 0.426
Class B Series 50 [member]
Disclosure of classes of share capital [line items]
Redemption amount	$ 1,000
Reset premium	4.25%
Date redeemable / convertible	November 26, 2027
Convertible to	Not convertible
Class B Series 50 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Non-cumulative dividend	$ 36.865
Class B Series 52 [member]
Disclosure of classes of share capital [line items]
Redemption amount	$ 1,000
Reset premium	4.25%
Date redeemable / convertible	May 26, 2028
Convertible to	Not convertible
Class B Series 52 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Non-cumulative dividend	$ 35.285